Capital and Financing Transactions - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions				3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 04, 2020 USD ($) $ / Note	Apr. 27, 2020 CAD ($)	May 30, 2019 shares	Jul. 31, 2020 USD ($) shares	Jul. 31, 2019 CAD ($)	Jul. 31, 2020 CAD ($) $ / shares shares		Jul. 31, 2019 CAD ($)	Oct. 31, 2019 $ / shares shares	Oct. 31, 2017
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate	4.90%
Common shares purchased for cancellation					$ 196	$ 414	[1]	$ 719
Shares repurchased/redeemed						$ 679		$ 1,019
Price per note | $ / Note	1,000
Interest adjusted to five-year US Treasury rate	4.551%
Other equity instruments	$ 1,250
NCIB [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum number of shares approved for repurchase | shares			24.0
Shares repurchased and cancelled, shares | shares				0.0		5.6
Shares repurchased and cancelled, per share | $ / shares						$ 73.95
Common shares purchased for cancellation						$ 414
NCIB 2019 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased and cancelled, shares | shares									11.8
Shares repurchased and cancelled, per share | $ / shares									$ 72.41
Subordinated debentures due August 2085 [member] | Floating interest rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Purchase of debt for cancellation				$ 4
Maturity date				August, 2085
Subordinated Additional Tier One Securities Issued In October 2017 [Member] | Fixed interest rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate										4.65%
Series 30 Preferred Stock [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased/redeemed		$ 154
Series 31 Preferred Stock [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased/redeemed		$ 111

[1]	The amounts for the period ended July 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).